Collaborative Agreements (Details)													1 Months Ended		3 Months Ended	12 Months Ended
		Jun. 10, 2022 USD ($)	Feb. 12, 2022 shares	Aug. 05, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 25, 2017 USD ($)	Aug. 15, 2017 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 TWD ($)	Jul. 27, 2016 USD ($)	Dec. 24, 2018 USD ($) $ / shares $ / shares shares	Dec. 31, 2015 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2021 shares	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 TWD ($)	Jul. 27, 2023 $ / shares	Feb. 23, 2023 shares	Jul. 01, 2022	Dec. 24, 2018 $ / shares
Collaborative Agreements [Line Items]
Milestone payments royalty percentage															12.00%	12.00%
Collaboration revenue																							$ 50,000,000
Cash equivalent														$ 1,640,000		$ 100,000,000						$ 1,640,000
Value of new shares issued	[1]														$ 10,698	$ 7,940		$ 3,286
Common stock price (in New Dollars per share) | $ / shares													$ 50
Common stock per share price | (per share)															$ 0.001 [1]	$ 0.001	[1]	$ 0.001	[1]								$ 50
Equity method long term investment (in Shares) | shares													1,530,000
Recognized investment loss																		$ (7,446)			$ 549
Service agreement eligibility amount		$ 3,000,000
Milestone regulatory payment amount period		3 years
Loan amount															$ 1,000,000	$ 1,000,000
Percentage of working capital convertible loan															5.00%	5.00%
Fixed conversion price equal (in Dollars per share) | $ / shares															$ 1
Shares issued (in Shares) | shares																									5,291,667
Percentage of net sales																5.00%
Agreement percentage																15.00%		10.00%		5.00%
Outstanding amount (in Shares) | shares			5,000,000
Conversion of shares, description																The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note.
Previously Reported [Member]
Collaborative Agreements [Line Items]
Cash equivalent														1,600,000								1,600,000
Common stock per share price | $ / shares													$ 1.6
Common Stock [Member]
Collaborative Agreements [Line Items]
Common stock per share price | $ / shares													$ 1.64											$ 0.001
BioLite Taiwan [Member]
Collaborative Agreements [Line Items]
Collaboration revenue																						50,000,000
Outstanding amount (in Shares) | shares																5,000,000				5,000,000
BHK Co-Development Agreement [Member]
Collaborative Agreements [Line Items]
Milestone payment											$ 31,649,000	$ 10,000,000
Description of payment settlement															●Upon the signing of the BHK Co-Development Agreement: $1 million, or 10% of total payment ● Upon the first Investigational New Drug (IND) submission and BioLite Taiwan will deliver all data to BHK according to FDA Reviewing requirement: $1 million, or 10% of total payment ● At the completion of first phase II clinical trial: $1 million, or 10% of total payment ● At the initiation of phase III of clinical trial research: $3 million, or 30% of total payment ● Upon the New Drug Application (NDA) submission: $4 million, or 40% of total payment	●Upon the signing of the BHK Co-Development Agreement: $1 million, or 10% of total payment ● Upon the first Investigational New Drug (IND) submission and BioLite Taiwan will deliver all data to BHK according to FDA Reviewing requirement: $1 million, or 10% of total payment ● At the completion of first phase II clinical trial: $1 million, or 10% of total payment ● At the initiation of phase III of clinical trial research: $3 million, or 30% of total payment ● Upon the New Drug Application (NDA) submission: $4 million, or 40% of total payment
Upfront cash payment														$ 1,000,000								1,000,000
Data and development percentage														10.00%
Total cash amount										$ 1,000,000				$ 10,000,000
BHK Collaborative Agreements [Member] | BioLite Taiwan [Member]
Collaborative Agreements [Line Items]
Cash equivalent														$ 1,640,000								$ 1,640,000
Co-Dev Agreement [Member]
Collaborative Agreements [Line Items]
Data and development percentage															50.00%	50.00%
Cash amount									$ 3,000,000							$ 3,000,000
Addition cash payment															$ 3,000,000	$ 3,000,000
Additional paid-in capital							$ 3,000,000
Cash received							450,000
Rgene Corporation [Member]
Collaborative Agreements [Line Items]
Value of new shares issued													$ 2,550,000
Collaborative Agreement [Member]
Collaborative Agreements [Line Items]
Data and development percentage															50.00%	50.00%
Total cash amount						$ 3,000,000
Cash amount															$ 3,000,000	$ 3,000,000
Licensing rights								$ 3,000,000
Research and development expense							$ 3,000,000
BioFirst Corporation Purchase Agreement [Member]
Collaborative Agreements [Line Items]
Shares issued (in Shares) | shares				414,702	428,571
Common stock consideration				$ 2,902,911	$ 3,000,000
Rgene Corporation [Member]
Collaborative Agreements [Line Items]
Ownership percentage															26.65%	26.65%		26.65%
Ownership percentage															12.80%											12.80%
Rgene Corporation [Member] | Service Agreements [Member]
Collaborative Agreements [Line Items]
Ownership percentage															31.62%	31.62%
Rgene Corporation [Member] | Co-Dev Agreement [Member]
Collaborative Agreements [Line Items]
Ownership percentage															6.40%	6.40%
Rgene Studies [Member]
Collaborative Agreements [Line Items]
Ownership percentage															20.00%

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.